Financial instruments and financial risk management (Details 2) S/ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 71,473				$ 42,980				$ 21,832
Currency risk | USD
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	3,510				2,659
Income tax and other receivables	14,133				14,990
Assets subject to currency risk	17,643				17,649
Accounts payable and other liabilities	(44,332)				(46,289)
Total	$ (26,689)				$ (28,640)
Currency risk | CAD
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 179				$ 113
Income tax and other receivables		39				45
Assets subject to currency risk		218				158
Accounts payable and other liabilities		(885)				(724)
Total		$ (667)				$ (566)
Currency risk | MXN
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents			$ 1,706				$ 73
Income tax and other receivables			13,371				13,262
Assets subject to currency risk			15,077				13,335
Accounts payable and other liabilities			(27,009)				(30,208)
Total			$ (11,932)				$ (16,873)
Currency risk | PEN
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents | S/				S/ 1,625				S/ 2,473
Income tax and other receivables | S/				723				1,683
Assets subject to currency risk | S/				2,348				4,156
Accounts payable and other liabilities | S/				(16,438)				(15,357)
Total | S/				S/ (14,090)				S/ (11,201)